Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.33025%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$878,600.79

Principal:
Principal Collections	$12,085,164.15
Prepayments in Full	$6,793,157.08
Liquidation Proceeds	$74,031.24
Recoveries	$69,270.25
Sub Total	$19,021,622.72
Collections	$19,900,223.51

Purchase Amounts:
Purchase Amounts Related to Principal	$111,620.02
Purchase Amounts Related to Interest	$457.78
Sub Total	$112,077.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,012,301.31

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,012,301.31
Servicing Fee	$298,653.28	$298,653.28	$0.00	$0.00	$19,713,648.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,713,648.03
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,713,648.03
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,713,648.03
Interest - Class A-3 Notes	$279,974.86	$279,974.86	$0.00	$0.00	$19,433,673.17
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$19,237,635.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,237,635.84
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$19,174,475.84
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,174,475.84
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$19,129,196.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,129,196.84
Regular Principal Payment	$17,370,029.88	$17,370,029.88	$0.00	$0.00	$1,759,166.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,759,166.96
Residual Released to Depositor	$0.00	$1,759,166.96	$0.00	$0.00	$0.00
Total		$20,012,301.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,370,029.88
Total					$17,370,029.88

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,370,029.88	$50.19	$279,974.86	$0.81	$17,650,004.74	$51.00
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$17,370,029.88	$16.50	$584,451.19	$0.56	$17,954,481.07	$17.06

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$150,659,119.44	0.4353555	$133,289,089.56	0.3851618
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$308,319,119.44	0.2928730	$290,949,089.56	0.2763732

Pool Information
Weighted Average APR	2.980%	2.974%
Weighted Average Remaining Term	33.55	32.72
Number of Receivables Outstanding	21,102	20,535
Pool Balance	$358,383,937.35	$339,215,963.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$332,118,378.29	$314,460,828.80
Pool Factor	0.3138030	0.2970194

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$24,755,134.42
Targeted Overcollateralization Amount	$48,266,873.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,266,873.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$104,001.64
(Recoveries)		63	$69,270.25
Net Loss for Current Collection Period			$34,731.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1163%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2179%
Second Prior Collection Period			0.2321%
Prior Collection Period			0.1734%
Current Collection Period			0.1195%
Four Month Average (Current and Prior Three Collection Periods)			0.1857%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,657	$7,099,826.04
(Cumulative Recoveries)			$1,688,893.54
Cumulative Net Loss for All Collection Periods			$5,410,932.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4738%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,284.75
Average Net Loss for Receivables that have experienced a Realized Loss			$3,265.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	160	$3,279,968.53
61-90 Days Delinquent	0.16%	19	$528,320.12
91-120 Days Delinquent	0.04%	4	$130,734.36
Over 120 Days Delinquent	0.09%	13	$297,601.44
Total Delinquent Receivables	1.25%	196	$4,236,624.45

Repossession Inventory:
Repossessed in the Current Collection Period		13	$245,196.67
Total Repossessed Inventory		15	$327,029.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2022%
Prior Collection Period			0.2085%
Current Collection Period			0.1753%
Three Month Average			0.1953%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2820%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	29

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	54	$1,095,646.98
2 Months Extended	72	$1,778,835.57
3+ Months Extended	11	$257,475.70

Total Receivables Extended	137	$3,131,958.25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer